Accrued liabilities	6 Months Ended
Jun. 30, 2026
Disclosure Of Accrued Liabilities [Abstract]
Accrued liabilities

15. Accrued liabilities

	June 30, 2026	December 31, 2025
	€	€
Clinical accrued liabilities	9,884,234	5,806,522
Personnel related accruals	7,939,302	11,432,445
Manufacturing accrued liabilities	1,904,270	2,879,222
Nonclinical accrued liabilities	642,784	527,935
Consulting, professional and audit liability	1,509,230	1,226,432
Other accrued liabilities	2,509,637	1,475,916
	24,389,457	23,348,472